ABERDEEN FUNDS

Aberdeen Emerging Markets Fund

(formerly, Aberdeen Emerging Markets Institutional Fund)

(the “Fund”)

Supplement to the Fund’s Prospectus dated February 27, 2012, as amended May 21, 2012

The following replaces the last sentence in the first paragraph in the section entitled, “Summary — Aberdeen Emerging Markets Fund – Performance” on page 5 of the Fund’s Prospectus:

On May 21, 2012, the Fund changed its name from Aberdeen Emerging Markets Institutional Fund to Aberdeen Emerging Markets Fund.

THIS SUPPLEMENT IS DATED MAY 23, 2012.

Please keep this Supplement for future reference.

ABERDEEN FUNDS

Aberdeen Emerging Markets Fund

(formerly, Aberdeen Emerging Markets Institutional Fund)

(the “Fund”)

Supplement to the Fund’s Statement of Additional Information

dated February 27, 2012, as amended May 21, 2012

The following replaces the second paragraph in the section entitled, “General Information” on page 1 of the Fund’s Statement of Additional Information:

The Fund (formerly, Aberdeen Emerging Markets Institutional Fund) was created to acquire the assets and liabilities of the Aberdeen Emerging Markets Fund, a series of The Advisors’ Inner Circle Fund II (the “Emerging Markets Predecessor Fund”). On May 21, 2012, the Fund also acquired the assets of the Aberdeen Emerging Markets Fund (the “Acquired Fund”), another series of the Trust, which had Class A, C and R Shares. The Emerging Markets Predecessor Fund, for purposes of the reorganization, is considered the accounting survivor and accordingly, certain financial history of the Emerging Markets Predecessor Fund is included in this SAI.

THIS SUPPLEMENT IS DATED MAY 23, 2012.

Please keep this Supplement for future reference.